Loans, financing and debentures - Fundraising cost (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Total
Disclosure of detailed information about borrowings [line items]
Cost	R$ 1,127,148
Amortization	570,083
Balance to be amortized	557,065	R$ 508,977
Bonds
Disclosure of detailed information about borrowings [line items]
Cost	411,818
Amortization	287,983
Balance to be amortized	123,835	142,598
Panda Bonds
Disclosure of detailed information about borrowings [line items]
Cost	6,183
Amortization	1,801
Balance to be amortized	4,382	5,617
CRA and NCE
Disclosure of detailed information about borrowings [line items]
Cost	144,391
Amortization	5,405
Balance to be amortized	138,986	63,819
Export credits (“export prepayments”)
Disclosure of detailed information about borrowings [line items]
Cost	180,466
Amortization	125,585
Balance to be amortized	54,881	71,612
Debentures
Disclosure of detailed information about borrowings [line items]
Cost	157,139
Amortization	52,103
Balance to be amortized	105,036	110,409
BNDES
Disclosure of detailed information about borrowings [line items]
Cost	101,771
Amortization	58,643
Balance to be amortized	43,128	41,023
ECA - Export Credit Agency
Disclosure of detailed information about borrowings [line items]
Cost	13,615
Amortization	3,251
Balance to be amortized	10,364	12,072
IFC - International Finance Corporation
Disclosure of detailed information about borrowings [line items]
Cost	106,968
Amortization	34,848
Balance to be amortized	72,120	57,186
Others
Disclosure of detailed information about borrowings [line items]
Cost	4,797
Amortization	464
Balance to be amortized	R$ 4,333	R$ 4,641